Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE INFORMATION
In August 2022, the SEC adopted final rules to implement Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The following information about the relationship between executive compensation actually paid and certain financial performance of the Corporation is provided pursuant to Item 402(v) of SEC Regulation S-K.

Year	Summary Compensation Table Total for Principal Executive Officer 1 (“PEO 1”)(1)	Compensation Actually Paid to PEO 1(3)	Summary Compensation Table Total for Principal Executive Officer 2 (“PEO 2”)(2)	Compensation Actually Paid to PEO 2(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(7)	Net Income (Loss) (thousands)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$322,775	$322,775	$601,381	$133,147	$297,168	$146,717	$20.00	($10,086)
2023	$1,049,213	$840,471	$662,618	$1,032,224	$692,837	$565,351	$37.00	($10,830)
2022	$982,528	($193,553)	—	—	$642,201	$155,577	$53.00	($5,486)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Robert Moccia (President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Moccia resigned effective October 30, 2023. Refer to Executive Compensation Summary Compensation Table above.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Dolev Rafaeli (President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Rafaeli joined the Company effective October 30, 2023. Refer to Executive Compensation Summary Compensation Table above.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Moccia, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Moccia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Moccia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1 ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO 1 ($)
2024	$322,775	—	—	$322,775
2023	$1,049,213	$102,225	($106,517)	$840,471
2022	$982,528	$144,920	($1,031,161)	($193,553)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Rafaeli, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rafaeli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rafaeli’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2 ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO 2 ($)
2024	$601,381	—	($468,234)	$133,147
2023	$662,618	$590,002	$960,058	$1,032,224
2022	—	—	—	—

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Moccia are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—	—	—
2023	—	—	—	($4,292)	($102,225)	—	($106,517)
2022	$79,000	($462,567)	—	($647,595)	—	—	($1,031,161)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rafaeli are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	($375,694)	—	($92,540)	—	—	($468,234)
2023	$960,058	—	—	—	—	—	$960,058
2022	—	—	—	—	—	—	—

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Moccia and Mr. Rafaeli) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, 2022 and 2021, Mr. Chris Lesovitz and Mr. Shmuel Gov.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) for each year to determine the compensation actually paid, using the same methodology described in Note 3 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(d) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$297,168	$18,820	($131,631)	$146,717
2023	$692,837	$214,115	$86,628	$565,351
2022	$642,201	$101,573	($385,050)	$155,577

(c)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$23,009	($114,182)	—	($40,458)	—	—	($131,631)
2023	$162,440	($60,600)	—	($15,212)	—	—	$86,628
2022	$67,150	($65,167)	—	($387,033)	—	—	($385,050)

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

(8)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Robert Moccia (President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Moccia resigned effective October 30, 2023. Refer to Executive Compensation Summary Compensation Table above.

(2)
The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Dolev Rafaeli (President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Rafaeli joined the Company effective October 30, 2023. Refer to Executive Compensation Summary Compensation Table above.

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Moccia and Mr. Rafaeli) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, 2022 and 2021, Mr. Chris Lesovitz and Mr. Shmuel Gov.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Moccia, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Moccia during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Moccia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 1 ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO 1 ($)
2024	$322,775	—	—	$322,775
2023	$1,049,213	$102,225	($106,517)	$840,471
2022	$982,528	$144,920	($1,031,161)	($193,553)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Rafaeli, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rafaeli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rafaeli’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2 ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO 2 ($)
2024	$601,381	—	($468,234)	$133,147
2023	$662,618	$590,002	$960,058	$1,032,224
2022	—	—	—	—

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Moccia are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—	—	—
2023	—	—	—	($4,292)	($102,225)	—	($106,517)
2022	$79,000	($462,567)	—	($647,595)	—	—	($1,031,161)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rafaeli are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	($375,694)	—	($92,540)	—	—	($468,234)
2023	$960,058	—	—	—	—	—	$960,058
2022	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount			$ 297,168	$ 692,837	$ 642,201
Non-PEO NEO Average Compensation Actually Paid Amount			$ 146,717	565,351	155,577
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Moccia and Mr. Rafaeli) for each year to determine the compensation actually paid, using the same methodology described in Note 3 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(d) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$297,168	$18,820	($131,631)	$146,717
2023	$692,837	$214,115	$86,628	$565,351
2022	$642,201	$101,573	($385,050)	$155,577

(c)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$23,009	($114,182)	—	($40,458)	—	—	($131,631)
2023	$162,440	($60,600)	—	($15,212)	—	—	$86,628
2022	$67,150	($65,167)	—	($387,033)	—	—	($385,050)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart presents the amount of compensation actually paid to Mr. Moccia (PEO 1) and Mr. Rafaeli (PEO 2), the average compensation actually paid to our Named Executives as a group (excluding Messrs. Moccia and Rafaeli) and the company’s TSR over the years presented in the Pay Versus Performance tables above.
Note: Mr. Moccia was CEO through October 30th, 2023. Mr. Rafaeli was CEO from October 30th, 2023, through year end.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following chart presents the amount of compensation actually paid to Mr. Moccia (PEO 1) and Mr. Rafaeli (PEO 2), the average compensation actually paid to our Named Executives as a group (excluding Messrs. Moccia and Rafaeli) and the company’s net income over the years presented in the Pay Versus Performance tables above.
Note: Mr. Moccia was CEO through October 30th, 2023. Mr. Rafaeli was CEO from October 30th, 2023, through year end.

Total Shareholder Return Amount			$ 20	37	53
Net Income (Loss)			$ (10,086,000)	(10,830,000)	$ (5,486,000)
PEO Name	Mr. Dolev Rafaeli	Mr. Robert Moccia	Mr. Dolev Rafaeli		Mr. Robert Moccia
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Moccia are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—	—	—
2023	—	—	—	($4,292)	($102,225)	—	($106,517)
2022	$79,000	($462,567)	—	($647,595)	—	—	($1,031,161)

The amounts deducted or added in calculating the equity award adjustments for Mr. Rafaeli are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	($375,694)	—	($92,540)	—	—	($468,234)
2023	$960,058	—	—	—	—	—	$960,058
2022	—	—	—	—	—	—	—

(c)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$23,009	($114,182)	—	($40,458)	—	—	($131,631)
2023	$162,440	($60,600)	—	($15,212)	—	—	$86,628
2022	$67,150	($65,167)	—	($387,033)	—	—	($385,050)

Mr. Robert Moccia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 322,775	1,049,213	$ 982,528
PEO Actually Paid Compensation Amount			322,775	840,471	(193,553)
Dr. Dolev Rafaeli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			601,381	662,618	0
PEO Actually Paid Compensation Amount			133,147	1,032,224	0
PEO | Mr. Robert Moccia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(102,225)	(144,920)
PEO | Mr. Robert Moccia [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(106,517)	(1,031,161)
PEO | Mr. Robert Moccia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	79,000
PEO | Mr. Robert Moccia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(462,567)
PEO | Mr. Robert Moccia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Robert Moccia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(4,292)	(647,595)
PEO | Mr. Robert Moccia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(102,225)	0
PEO | Mr. Robert Moccia [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dr. Dolev Rafaeli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(590,002)	0
PEO | Dr. Dolev Rafaeli [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(468,234)	960,058	0
PEO | Dr. Dolev Rafaeli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	960,058	0
PEO | Dr. Dolev Rafaeli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(375,694)	0	0
PEO | Dr. Dolev Rafaeli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dr. Dolev Rafaeli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(92,540)	0	0
PEO | Dr. Dolev Rafaeli [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dr. Dolev Rafaeli [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,820)	(214,115)	(101,573)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(131,631)	86,628	(385,050)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,009	162,440	67,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,182)	(60,600)	(65,167)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,458)	(15,212)	(387,033)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0